Note 3 - Inventories - Components of Inventories (Details) - USD ($)	Oct. 31, 2015	Oct. 31, 2014
Finished goods	$ 6,116,989	$ 5,378,114
Work in process	2,918,803	3,210,955
Raw materials	8,514,718	8,663,755
Production supplies	265,570	265,295
Total	$ 17,816,080	$ 17,518,119